UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [X][[[1]]; Amendment Number: _1__
 This Amendment (Check only one.):  [X] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP (F/K/A Weiss Capital LLC)[[[2]]
Address: 29 Commonwealth Avenue, 10th Floor,
   Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Bradford
Title: General Counsel
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Daniel Bradford  Boston, MA  July 8, 2010
----------------------------- --------------------- -------------------------
   [Signature]    [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:1

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total: $ 124,280
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   28-12279          Andrew Weiss

COLUMN 1                    COLUMN 2        COLUMN 3  COLUMN 4 COLUMN 5                  COLUMN 6   COLUMN 7 COLUMN 8
                                                      AMOUNT AND TYPE OF                                     VOTING AUTHORITY
                                                      SECURITY
                                                      VALUE    SHR OR                    INVESTMENT OTHER
NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000) PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS SOLE      SHARED NONE
AFLAC INC                   COM             001055102       99     2,134 SH              SHARED-DEFINED          2,134           0
AU OPTRONICS CORP           SPONSORED ADR   002255107    2,579   215,110 SH              SHARED-DEFINED        215,110           0
ADVANCED SEMICONDUCTOR ENGR SPONSORED ADR   00756M404      995   224,545 SH              SHARED-DEFINED        224,545           0
ALEXANDRIA REAL ESTATE EQ   COM             015271109      112     1,744 SH              SHARED-DEFINED          1,744           0
IN
ALLSTATE CORP               COM             020002101       73     2,437 SH              SHARED-DEFINED          2,437           0
AMERICAN EXPRESS CO         COM             025816109      194     4,782 SH              SHARED-DEFINED          4,782           0
AMERICAN INTL GROUP INC     COM NEW         026874784      322    10,746 SH              SHARED-DEFINED         10,746           0
AON CORP                    COM             037389103      136     3,558 SH              SHARED-DEFINED          3,558           0
BPW ACQUISITION CORP        COM             055637102    4,388   416,674 SH              SHARED-DEFINED        416,674           0
BANK OF AMERICA CORPORATION COM             060505104      443    29,445 SH              SHARED-DEFINED         29,445           0
BANK OF NEW YORK MELLON     COM             064058100      146     5,206 SH              SHARED-DEFINED          5,206           0
CORP
BARCLAYS BK PLC             IPMS INDIA ETN  06739F291    2,726    42,548 SH              SHARED-DEFINED         42,548           0
BARCLAYS BANK PLC           ETN             06739H255      295     7,642 SH              SHARED-DEFINED          7,642           0
                            DJUBSPLATM38
BROOKFIELD PPTYS CORP       COM             112900105       89     7,308 SH              SHARED-DEFINED          7,308           0
CME GROUP INC               COM             12572Q105       99       296 SH              SHARED-DEFINED            296           0
CARE INVESTMENT TRUST INC   COM             141657106    3,534   454,231 SH              SHARED-DEFINED        454,231           0
CHUBB CORP                  COM             171232101       80     1,635 SH              SHARED-DEFINED          1,635           0
CITIGROUP INC               COM             172967101       83    25,064 SH              SHARED-DEFINED         25,064           0
CLAYMORE DIVID & INCOME FD  COM             18385J105    1,437    91,790 SH              SHARED-DEFINED         91,790           0
DWS RREEF REAL ESTATE FD    COM             233384106      107    26,317 SH              SHARED-DEFINED         26,317           0
INC
DWS RREEF REAL ESTATE FD II COM             23338X102      211   194,987 SH              SHARED-DEFINED        194,987           0
EDCI HLDGS INC              COM             268315108      291    49,524 SH              SHARED-DEFINED         49,524           0
FIRST MARBLEHEAD CORP       COM             320771108      367   172,480 SH              SHARED-DEFINED        172,480           0
FRANKLIN RES INC            COM             354613101       77       735 SH              SHARED-DEFINED            735           0
GOLDMAN SACHS GROUP INC     COM             38141G104      324     1,917 SH              SHARED-DEFINED          1,917           0
ICICI BK LTD                ADR             45104G104    1,571    41,650 SH              SHARED-DEFINED         41,650           0
INFOSYS TECHNOLOGIES LTD    SPONSORED ADR   456788108    3,583    64,820 SH              SHARED-DEFINED         64,820           0
ISHARES INC                 MSCI SINGAPORE  464286673    4,181   363,869 SH              SHARED-DEFINED        363,869           0
ISHARES INC                 MSCI TAIWAN     464286731      777    59,890 SH              SHARED-DEFINED         59,890           0
ISHARES INC                 MSCI S KOREA    464286772    4,994   104,825 SH              SHARED-DEFINED        104,825           0
ISHARES INC                 MSCI GERMAN     464286806       98     4,361 SH              SHARED-DEFINED          4,361           0
ISHARES INC                 MSCI MALAYSIA   464286830    1,741   163,951 SH              SHARED-DEFINED        163,951           0
ISHARES INC                 MSCI HONG KONG  464286871   14,826   946,734 SH              SHARED-DEFINED        946,734           0
ISHARES TR INDEX            FTSE XNHUA IDX  464287184    9,232   218,460 SH              SHARED-DEFINED        218,460           0
ISHARES S&P GSCI COMMODITY  UNIT BEN INT    46428R107    3,778   118,721 SH              SHARED-DEFINED        118,721           0
I
JPMORGAN CHASE & CO         COM             46625H100      714    17,137 SH              SHARED-DEFINED         17,137           0
MACK CALI RLTY CORP         COM             554489104       78     2,242 SH              SHARED-DEFINED          2,242           0
MASTERCARD INC              CL A            57636Q104       93       365 SH              SHARED-DEFINED            365           0
METLIFE INC                 COM             59156R108       82     2,332 SH              SHARED-DEFINED          2,332           0
MORGAN STANLEY              COM NEW         617446448      133     4,498 SH              SHARED-DEFINED          4,498           0
NFJ DIVID INT & PREM STRTGY COM SHS         65337H109      101     6,860 SH              SHARED-DEFINED          6,860           0
PNC FINL SVCS GROUP INC     COM             693475105      103     1,960 SH              SHARED-DEFINED          1,960           0
POWERSHARES INDIA ETF TR    INDIA PORT      73935L100      531    24,072 SH              SHARED-DEFINED         24,072           0
PRUDENTIAL FINL INC         COM             744320102       98     1,962 SH              SHARED-DEFINED          1,962           0
QIAO XING MOBILE COMM CO    SHS             G73031109    1,273   347,832 SH              SHARED-DEFINED        347,832           0
LTD
SK TELECOM LTD              SPONSORED ADR   78440P108    1,138    69,965 SH              SHARED-DEFINED         69,965           0
SANTA MONICA MEDIA CORP     COM             802501106        0    98,455 SH              SHARED-DEFINED         98,455           0
SANTA MONICA MEDIA CORP     *W EXP          802501114        0    21,450 SH              SHARED-DEFINED         21,450           0
                            03/27/201
SANTA MONICA MEDIA CORP     UNIT 99/99/9999 802501205        0    18,060 SH              SHARED-DEFINED         18,060           0
SCHWAB CHARLES CORP NEW     COM             808513105       81     4,304 SH              SHARED-DEFINED          4,304           0
SIMON PPTY GROUP INC NEW    COM             828806109       88     1,099 SH              SHARED-DEFINED          1,099           0
STATE STR CORP              COM             857477103       87     2,000 SH              SHARED-DEFINED          2,000           0
TAIWAN GREATER CHINA FD     SH BEN INT      874037104      386    60,756 SH              SHARED-DEFINED         60,756           0
TATA MTRS LTD               SPONSORED ADR   876568502      661    39,200 SH              SHARED-DEFINED         39,200           0
TRAVELERS COMPANIES INC     COM             89417E109      134     2,680 SH              SHARED-DEFINED          2,680           0
TRIAN ACQUISITION I CORP    COM             89582E108    6,090   618,876 SH              SHARED-DEFINED        618,876           0
US BANCORP DEL              COM NEW         902973304      178     7,907 SH              SHARED-DEFINED          7,907           0
UNITED STATES NATL GAS FUND UNIT            912318102   46,664 4,629,393 SH              SHARED-DEFINED      4,629,393           0
VISA INC                    COM CL A        92826C839      179     2,047 SH              SHARED-DEFINED          2,047           0
WELLS FARGO & CO NEW        COM             949746101      500    18,523 SH              SHARED-DEFINED         18,523           0
WISDOMTREE TRUST            INDIA ERNGS FD  97717W422      826    37,427 SH              SHARED-DEFINED         37,427           0
ACE LTD                     SHS             H0023R105       77     1,531 SH              SHARED-DEFINED          1,531           0


Footnotes

][1][] This amendment replaces the form 13F-HR filed on February 13, 2010 which omitted a security do to administrative error

][2][] On February 1, 2010 Weiss Capital LLC converted to a Delaware limited partnership named Weiss Asset Management LP